Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000135931 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000135931 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000135931 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000135931 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000135931 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000135931 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000135931 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000135931 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000135931 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000135931 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
C000135931 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
C000135931 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.82%
C000135931 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.63%
C000135931 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000006426 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000006426 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000006426 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000006426 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000006426 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006426 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000006426 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000006426 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000006426 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000006426 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
C000006426 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
C000006426 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.82%
C000006426 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.63%
C000006426 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000006424 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000006424 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000006424 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000006424 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000006424 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006424 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000006424 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
C000006424 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000006424 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000006424 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
C000006424 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
C000006424 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.82%
C000006424 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.63%
C000006424 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%